Workers' Profit Sharing	12 Months Ended
Dec. 31, 2020
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Workers' Profit Sharing
25	WORKERS’ PROFIT SHARING
The distribution of the workers’ profit sharing in the income statement for the years ended December 31 is shown below:

	2018	2019	2020
Cost of sales of goods and services	5,274	4,661	2,147
Administrative expenses	2,588	1,679	23

	7,862	6,340	2,170